Capital stock	12 Months Ended
Sep. 30, 2023
Disclosure of classes of share capital [abstract]
Capital stock	Capital stock
The Company's authorized share capital is comprised of an unlimited number, all without par value, of:
–First preferred shares, issuable in series, carrying one vote per share, each series ranking equal with other series, but prior to second preferred shares, Class A subordinate voting shares and Class B multiple voting shares with respect to the payment of dividends;
–Second preferred shares, issuable in series, non-voting, each series ranking equal with other series, but prior to Class A subordinate voting shares and Class B multiple voting shares with respect to the payment of dividends;
–Class A subordinate voting shares, carrying one vote per share, participating equally with Class B multiple voting shares with respect to the payment of dividends and convertible into Class B multiple voting shares under certain conditions in the event of certain takeover bids on Class B multiple voting shares; and
–Class B multiple voting shares, carrying ten votes per share, participating equally with Class A subordinate voting shares with respect to the payment of dividends and convertible at any time at the option of the holder into Class A subordinate voting shares.
19.    Capital stock (continued)
For the fiscal years 2023 and 2022, the number of issued and outstanding Class A subordinate voting shares and Class B multiple voting shares varied as follows:

Class A subordinate voting shares			Class B multiple voting shares			Total
	Number	Carrying value	Number	Carrying value	Number	Carrying value
		$		$		$
As at September 30, 2021	219,171,329	1,595,811	26,445,706	36,894	245,617,035	1,632,705
Release of shares held in trusts[1]	—	15,821	—	—	—	15,821
Purchased and held in trusts[1]	—	(70,303)	—	—	—	(70,303)
Issued upon exercise of stock options[2]	941,059	50,236	—	—	941,059	50,236
Purchased and cancelled[3]	(8,809,839)	(134,409)	—	—	(8,809,839)	(134,409)
Purchased and not cancelled[3]	—	(881)	—	—	—	(881)
As at September 30, 2022	211,302,549	1,456,275	26,445,706	36,894	237,748,255	1,493,169
Release of shares held in trusts[1]	—	13,680	—	—	—	13,680
Purchased and held in trusts[1]	—	(74,455)	—	—	—	(74,455)
Issued upon exercise of stock options[2]	1,646,044	106,051	—	—	1,646,044	106,051
Purchased and cancelled[3]	(6,234,096)	(61,265)	—	—	(6,234,096)	(61,265)
As at September 30, 2023	206,714,497	1,440,286	26,445,706	36,894	233,160,203	1,477,180
[1] During the year ended September 30, 2023, 172,018 shares held in trust were released (235,441 during the year ended September 30, 2022) with a recorded value of $13,680,000 ($15,821,000 during the year ended September 30, 2022) that was removed from contributed surplus.
During the year ended September 30, 2023, the Company settled the withholding tax obligations of the employees under the performance share units (PSU) plans for a cash payment of $13,879,000 (nil during the year ended September 30, 2022).
During the year ended September 30, 2023, the trustees, in accordance with the terms of the PSU plans and Trust Agreements, purchased 640,052 Class A subordinate voting shares of the Company on the open market (643,629 during the year ended September 30, 2022) for a cash consideration of $74,455,000 ($70,303,000 during the year ended September 30, 2022).
As at September 30, 2023, 2,309,743 Class A subordinate voting shares were held in trusts under the PSU plans (1,841,709 as at September 30, 2022).
[2]    The carrying value of Class A subordinate voting shares includes $17,735,000 ($8,549,000 during the year ended September 30, 2022), which corresponds to a reduction in contributed surplus representing the value of accumulated compensation costs associated with the stock options exercised during the year ended September 30, 2023.
3    On January 31, 2023, the Company’s Board of Directors authorized and subsequently received regulatory approval from the Toronto Stock Exchange (TSX), for the renewal of the Normal Course Issuer Bid (NCIB) for the purchase for cancellation of up to 18,769,394 Class A subordinate voting shares on the open market through the TSX, the New York Stock Exchange (NYSE) and/or alternative trading systems or otherwise pursuant to exemption orders issued by securities regulators. The Class A subordinate voting shares are available for purchase for cancellation commencing on February 6, 2023, until no later than February 5, 2024, or on such earlier date when the Company has either acquired the maximum number of Class A subordinate voting shares allowable under the NCIB or elects to terminate the bid.
During the year ended September 30, 2023, the Company purchased for cancellation 2,857,550 Class A subordinate voting shares (3,866,171 during the year ended September 30, 2022) under its current NCIB for a cash consideration of $386,906,000 ($408,656,000 during the year ended September 30, 2022) and the excess of the purchase price over the carrying value in the amount of $363,747,000 ($378,340,000 during the year ended September 30, 2022) was charged to retained earnings. Of the purchased Class A subordinate voting shares, 68,550 shares with a carrying value of $558,000 and a purchase value of $9,177,000 were held by the Company and were paid and cancelled subsequent to September 30, 2023.
In addition, during the year ended September 30, 2023, the Company purchased for cancellation 3,344,996 Class A subordinate voting shares from the Caisse de dépôt et placement du Québec for a total cash consideration of $400,000,000 (4,907,073 and $500,000,000, respectively during the year ended September 30, 2022). The excess of the purchase price over the carrying value in the amount of $361,791,000 was charged to retained earnings ($395,026,000 during the year ended September 30, 2022). The purchase was made pursuant to an exemption order issued by the Autorité des marchés financiers and is considered within the annual aggregate limit that the Company is entitled to purchase under its current NCIB.
[1] During the year ended September 30, 2023, the Company also paid for and cancelled 100,100 Class A subordinate voting shares under its previous NCIB, with a carrying value of $778,000 and for a total cash consideration of $10,291,000, which were purchased, or committed to be purchased, but not cancelled as at September 30, 2022.